Critical Accounting Estimates and Judgments - Summary of Probability Weightings of Each Scenario (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Upside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	20.00%	20.00%
Base [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	60.00%	60.00%
Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	19.00%	13.00%
Severe Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
GDP Weighted Probability Rate	1.00%	7.00%